Fair Value Disclosures - Investments at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 53,905	$ 17,408
Fair value measured at NAV
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	1,025,940	965,384
Equity Long/Short Hedge Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 0	$ 0
Percentage of investment at fair value, redemption restriction	74.00%	94.00%
Equity Long/Short Hedge Funds | Debt Instrument, Redemption, Period Two
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Percentage of investment at fair value, redemption restriction	21.00%
Equity Long/Short Hedge Funds | 60 Days prior written notice
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notice period redemption of investments prior written notice period	60 days	60 days
Equity Long/Short Hedge Funds | Fair value measured at NAV
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 466,231	$ 328,096
Equity Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 17,815	12,408
Equity Funds | Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Estimated period for the liquidation of the underlying assets	1 year
Equity Funds | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Estimated period for the liquidation of the underlying assets	7 years
Equity Funds | Fair value measured at NAV
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 46,030	33,221
Commodity Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 0	$ 0
Commodity Fund | 60 Days prior written notice
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notice period redemption of investments prior written notice period	60 days	60 days
Commodity Fund | Fair value measured at NAV
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 24,401	$ 17,747
Multi-asset Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 0	$ 0
Multi-asset Funds | 60 Days prior written notice
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Percentage of investments redeemable	78.00%	57.00%
Notice period redemption of investments prior written notice period	60 days	60 days
Multi-asset Funds | 90 Days prior written notice
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Percentage of investments redeemable	22.00%
Notice period redemption of investments prior written notice period	90 days
Multi-asset Funds | Fair value measured at NAV
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 390,224	$ 561,236
Other Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 36,090	$ 5,000
Notice period redemption of investments prior written notice period	90 days	90 days
Other Funds | Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Investments outstanding period	90 days	90 days
Other Funds | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Investments outstanding period	120 days	120 days
Other Funds | Fair value measured at NAV
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 99,054	$ 25,084